Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale:
Amortized cost	$ 80,678	$ 92,484
Gross unrealized, Gain	425	404
Gross unrealized, Loss	4,286	6,266
Available-for-sale	76,817	86,622
Held-to-maturity:
Amortized cost	49,578	56,194
Gross unrealized, Gains	6	3
Gross unrealized, Losses	4,873	6,205
Securities held-to-maturity	44,711	49,992
Amortized cost, Total	130,256	148,678
Gross unrealized, Gain, Total	431	407
Gross unrealized, Losses, Total	9,159	12,471
Fair value, Total	121,528	136,614
Debt securities, available-for-sale, allowance for credit loss	1	1
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	250	347
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	146	179
Non-U.S. government
Available-for-sale:
Amortized cost	18,998	21,398
Gross unrealized, Gain	68	10
Gross unrealized, Loss	684	1,069
Available-for-sale	18,382	20,339
Held-to-maturity:
Amortized cost	2,137	1,897
Gross unrealized, Gains	3	0
Gross unrealized, Losses	67	107
Securities held-to-maturity	2,073	1,790
U.S. Treasury
Available-for-sale:
Amortized cost	18,193	32,103
Gross unrealized, Gain	63	93
Gross unrealized, Loss	1,652	2,663
Available-for-sale	16,604	29,533
Held-to-maturity:
Amortized cost	9,123	10,863
Gross unrealized, Gains	0	0
Gross unrealized, Losses	612	895
Securities held-to-maturity	8,511	9,968
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Amortized cost	13,457	9,388
Gross unrealized, Gain	119	113
Gross unrealized, Loss	465	544
Available-for-sale	13,111	8,957
Held-to-maturity:
Amortized cost	29,740	34,188
Gross unrealized, Gains	1	1
Gross unrealized, Losses	3,493	4,229
Securities held-to-maturity	26,248	29,960
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	8,191	8,656
Gross unrealized, Gain	69	89
Gross unrealized, Loss	531	685
Available-for-sale	7,729	8,060
Held-to-maturity:
Amortized cost	3,411	4,014
Gross unrealized, Gains	1	0
Gross unrealized, Losses	296	411
Securities held-to-maturity	3,116	3,603
Foreign covered bonds
Available-for-sale:
Amortized cost	6,489	6,041
Gross unrealized, Gain	25	3
Gross unrealized, Loss	180	286
Available-for-sale	6,334	5,758
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Amortized cost	6,142	5,446
Gross unrealized, Gain	5	1
Gross unrealized, Loss	10	104
Available-for-sale	6,137	5,343
Held-to-maturity:
Amortized cost	983	983
Gross unrealized, Gains	0	0
Gross unrealized, Losses	1	26
Securities held-to-maturity	982	957
Non-agency commercial MBS
Available-for-sale:
Amortized cost	3,245	3,334
Gross unrealized, Gain	1	0
Gross unrealized, Loss	311	357
Available-for-sale	2,935	2,977
U.S. government agencies
Available-for-sale:
Amortized cost	3,053	2,465
Gross unrealized, Gain	42	52
Gross unrealized, Loss	194	223
Available-for-sale	2,901	2,294
Held-to-maturity:
Amortized cost	4,146	4,206
Gross unrealized, Gains	0	0
Gross unrealized, Losses	401	534
Securities held-to-maturity	3,745	3,672
Non-agency RMBS
Available-for-sale:
Amortized cost	1,883	2,197
Gross unrealized, Gain	32	43
Gross unrealized, Loss	175	211
Available-for-sale	1,740	2,029
Held-to-maturity:
Amortized cost	26	30
Gross unrealized, Gains	1	2
Gross unrealized, Losses	1	1
Securities held-to-maturity	26	31
Other ABS
Available-for-sale:
Amortized cost	1,026	1,443
Gross unrealized, Gain	1	0
Gross unrealized, Loss	84	124
Available-for-sale	943	1,319
Other debt securities
Available-for-sale:
Amortized cost	1	13
Gross unrealized, Gain	0	0
Gross unrealized, Loss	0	0
Available-for-sale	1	13
Held-to-maturity:
Amortized cost	12	13
Gross unrealized, Gains	0	0
Gross unrealized, Losses	2	2
Securities held-to-maturity	$ 10	$ 11